UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Index Pacific Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                         INDEX
                                                                                        PACIFIC
                                                                                       PORTFOLIO
                                                                                    -----------------
                                                                                    -----------------
ASSETS:
     Investments in securities, market value  (1)                                 $       20,460,500
     Cash denominated in foreign currencies  (2)                                             491,798
     Cash                                                                                    966,153
     Dividends receivable                                                                     43,977
     Variation margin on futures contracts                                                     6,272
                                                                                    -----------------
                                                                                    -----------------

     Total assets                                                                         21,968,700
                                                                                    -----------------
                                                                                    -----------------

LIABILITIES:

     Due to investment adviser                                                                23,689
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $       21,945,011
                                                                                    =================
                                                                                    =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $          414,435
     Additional paid-in capital                                                           91,995,077
     Net unrealized depreciation on investments, translation of assets and liabilities denominated in foreign currencies and futures
     contracts                                                                           (2,033,988)
     Undistributed net investment income                                                      93,993
     Accumulated net realized loss on investments and futures contracts                 (68,524,506)
                                                                                    -----------------
                                                                                    -----------------

NET ASSETS                                                                        $       21,945,011
                                                                                    =================
                                                                                    =================

NET ASSET VALUE PER OUTSTANDING SHARE                                             $             5.30
                                                                                    =================
                                                                                    =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           50,000,000
     Outstanding                                                                           4,144,350

(1)  Cost of investments in securities:                                           $       22,490,236
(2)  Cost of cash denominated in foreign currencies:                                         495,635

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
IX MONTHS ENDED JUNE 30, 2003

UNAUDITED
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                           INDEX
                                                                                          PACIFIC
                                                                                         PORTFOLIO
                                                                                       ---------------
                                                                                       ---------------

INVESTMENT INCOME:
    Dividends                                                                        $        246,930
    Foreign withholding tax                                                                   (16,657)
                                                                                       ---------------
                                                                                       ---------------

    Total income                                                                              230,273
                                                                                       ---------------
                                                                                       ---------------

EXPENSES:

    Audit fees                                                                                  8,348
    Bank and custodial fees                                                                    39,695
    Investment administration                                                                  44,478
    Management fees                                                                           113,567
    Other expenses                                                                             34,994
                                                                                       ---------------
                                                                                       ---------------

    Total expenses                                                                            241,082

    Less amount reimbursed by investment adviser                                              104,802
                                                                                       ---------------
                                                                                       ---------------

    Net expenses                                                                              136,280
                                                                                       ---------------
                                                                                       ---------------

NET INVESTMENT INCOME                                                                          93,993
                                                                                       ---------------
                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                         (587,881)
    Net realized gain on futures contracts                                                     29,307
    Change in net unrealized depreciation on investments                                      943,280
    Change in net unrealized appreciation on translation of assets and
    liabilities denominated in foreign currencies                                             232,326
    Change in net unrealized depreciation on futures contracts                                 46,389
                                                                                       ---------------
                                                                                       ---------------

    Net realized and unrealized gain on investments, translation of assets and liabilities
    denominated in foreign currencies and futures contracts                                   663,421
                                                                                       ---------------
                                                                                       ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $        757,414
                                                                                       ===============
                                                                                       ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                 INDEX PACIFIC
                                                                                   PORTFOLIO
                                                                         ------------------------------
                                                                         ------------------------------
                                                                             2003            2002
                                                                         --------------  --------------
                                                                         --------------  --------------
                                                                           UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                       $        93,993 $       (79,919)
    Net realized loss on investments                                          (587,881)    (43,475,211)
    Net realized gain (loss) on futures contracts                               29,307      (2,064,491)
    Change in net unrealized depreciation on investments                       943,280      19,250,752
    Change in net unrealized appreciation on translation of assets
    and liabilities denominated in foreign currencies                          232,326      18,367,671
    Change in net unrealized depreciation on futures contracts                  46,389        (367,257)
                                                                         --------------  --------------
                                                                         --------------  --------------

    Net increase (decrease) in net assets resulting from operations            757,414      (8,368,455)
                                                                         --------------  --------------
                                                                         --------------  --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                       64,998,850     116,909,101
    Redemptions of shares                                                  (69,612,498)   (196,770,450)
                                                                         --------------  --------------
                                                                         --------------  --------------

    Net decrease in net assets resulting from share transactions            (4,613,648)    (79,861,349)
                                                                         --------------  --------------
                                                                         --------------  --------------

    Total decrease in net assets                                            (3,856,234)    (88,229,804)

NET ASSETS:
    Beginning of period                                                     25,801,245     114,031,049
                                                                         --------------  --------------
                                                                         --------------  --------------

    End of period  (1)                                                 $    21,945,011 $    25,801,245
                                                                         ==============  ==============
                                                                         ==============  ==============

OTHER INFORMATION:

SHARES:

    Sold                                                                    12,970,790      20,045,425
    Redeemed                                                               (13,770,326)    (33,872,701)
                                                                         --------------  --------------
                                                                         --------------  --------------

    Net decrease                                                              (799,536)    (13,827,276)
                                                                         ==============  ==============
                                                                         ==============  ==============

(1) Including undistributed net investment income                      $        93,993 $

See notes to financial statements.

MAXIM SERIES FUND, INC.

INDEX PACIFIC PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                             Six Months  Year Ended December 31,      Period Ended December 31,
                                                Ended    ------------------------------  -------------
                                                         ------------------------------  -----------
                                             June 30, 2003  2002       2001       2000       1999 +
                                             --------------------  ---------  ---------  -----------
                                             --------------------  ---------  ---------  -----------
                                                  UNAUDITED
Net Asset Value, Beginning of Period       $     5.22  $    6.07 $     8.47 $    13.69 $      10.00

Income from Investment Operations


Net investment income (loss)                     0.02       0.00       0.02      (0.02)
Net realized and unrealized gain (loss)          0.06      (0.85)     (2.41)     (4.69)        3.82
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Total Income (Loss) From Investment Operations   0.08      (0.85)     (2.39)     (4.71)        3.82
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Less Distributions

From net realized gains                                               (0.01)     (0.51)       (0.13)
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Total Distributions                              0.00       0.00      (0.01)     (0.51)       (0.13)
                                             ---------   --------  ---------  ---------  -----------
                                             ---------   --------  ---------  ---------  -----------

Net Asset Value, End of Period             $     5.30  $    5.22 $     6.07 $     8.47 $      13.69
                                             =========   ========  =========  =========  ===========
                                             =========   ========  =========  =========  ===========


Total Return                                    1.53% o  (14.07%)   (28.12%)   (34.74%)      38.27% o

Net Assets, End of Period ($000)           $   21,945  $  25,801 $  114,031 $  142,136 $    195,179

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement                      2.07% *    1.30%      1.25%      1.31%        1.35% *
    - After Reimbursement #                     1.20% *    1.20%      1.20%      1.19%        1.20% *

Ratio of Net Investment Income (Loss) to
    Average Net Assets:

    - Before Reimbursement                     (0.04%)*   (0.21%)    (0.02%)    (0.31%)      (0.16%)*
    - After Reimbursement #                     0.83% *   (0.11%)     0.03%     (0.19%)      (0.01%)*

Portfolio Turnover Rate                         3.62% o   45.60%     51.96%     50.75%       18.94% o


 + The portfolio commenced operations on July 26, 1999.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Index Pacific Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the FTSE World Pacific Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

      Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $724,542 and $3,554,573, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $32,521,726. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $682,238 and gross depreciation of securities in which there was an excess of tax cost over value of $12,743,464, resulting in net depreciation of $12,061,226.

5. FUTURES CONTRACTS

      As of June 30, 2003, the Portfolio had 5 open SGX SIMSCI, 89 open SGX TIMSCI, 7 open SPI 200, 22 open TSE TOPIX, and 3 open HKFE-HSI long futures contracts. The SGX SIMSCI and SGX TIMSCI contracts expire in September 2003 and the SPI 200, TSE TOPIX and HKFE-HIS contracts expire in July 2003. The Portfolio has recorded unrealized depreciation for SGX SIMSCI, SGX TIMSCI, SPI 200 and HKFE-HSI and unrealized appreciation for TSE TOPIX of $852, $2,290, $2,757, $167 and $5,651, respectively, for a total unrealized depreciation of $415.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $11,279,762 and $44,270,388, which expire in the years 2009 and 2010, respectively. The Portfolio also had current year deferred post-October capital losses of $1,400,480.

The Maxim Series Fund

Index Pacific Portfolio

COMMON STOCK

AUSTRALIA

BROADCAST/MEDIA

     25,084 News Corp Ltd                                                188,413
                                                                        $188,413

BUILDING MATERIALS
      6,227 Wesfarmers Ltd                                               105,656
                                                                        $105,656

FOOD & BEVERAGES
     33,652 Foster's Brewing Group Ltd                                    95,014
                                                                         $95,014

FOREIGN BANKS
     22,528 Australia & New Zealand Banking Group Ltd                    281,167
     18,829 Commonwealth Bank of Australia                               373,148
     23,442 National Australia Bank Ltd                                  526,666
      8,149 St George Bank Ltd                                           118,047
     26,171 Westpac Banking Corp Ltd                                     285,213
                                                                      $1,584,241

GOLD, METALS & MINING
     56,490 BHP Ltd                                                      327,327
      5,225 Rio Tinto Ltd                                                102,356
     18,119 WMC Resources Ltd*                                            42,652
                                                                        $472,335

INSURANCE RELATED
     18,911 AMP Ltd                                                       63,033
                                                                         $63,033

MISCELLANEOUS

     15,721 Brambles Industries Ltd                                       48,183
                                                                         $48,183

OIL & GAS

      8,234 Woodside Petroleum Ltd                                        68,364
                                                                         $68,364

PAPER & FOREST PRODUCTS
     13,614 Amcor Ltd                                                     74,137
                                                                         $74,137

REAL ESTATE

      9,151 Westfield Holdings Ltd                                        89,602
                                                                         $89,602

RETAIL

     19,340 Coles Myer Ltd                                                90,793
     16,854 Woolworths Ltd                                               141,515
                                                                        $232,308

TELEPHONE & TELECOMMUNICATIONS
     36,830 Telstra Corp Ltd                                             108,680
                                                                        $108,680

TOTAL AUSTRALIA            --- 15.30%                                 $3,129,966

CHINA

FOREIGN BANKS
     52,000 BOC Hong Kong (Holdings) Ltd                                  52,346
                                                                         $52,346

TOTAL CHINA                --- 0.26%

HONG KONG

ELECTRIC COMPANIES
     28,800 CLP Holdings Ltd                                             125,938
     26,000 Hongkong Electric Holdings Ltd                               102,024
                                                                        $227,962

FOREIGN BANKS
     10,700 Hang Seng Bank Ltd                                           113,200
                                                                        $113,200

MISCELLANEOUS

     48,400 Hutchison Whampoa Ltd                                        294,814
                                                                        $294,814

OIL & GAS

     40,500 CNOOC Ltd                                                     59,726
                                                                         $59,726

RAILROADS

     25,000 MTR Corp Ltd                                                  28,693
                                                                         $28,693

REAL ESTATE

     28,000 Cheung Kong Holdings Ltd                                     168,399
     29,157 Sun Hung Kai Properties Ltd                                  147,315
                                                                        $315,714

SPECIALIZED SERVICES
     14,500 Swire Pacific Ltd Series A                                    63,406
                                                                         $63,406

TELEPHONE & TELECOMMUNICATIONS
     94,500 China Mobile Ltd                                             222,976
     62,000 China Unicom Ltd                                              42,138
                                                                        $265,114

UTILITIES

     70,700 Hong Kong and China Gas Co Ltd                                89,303
                                                                         $89,303

TOTAL HONG KONG            --- 7.13%                                  $1,457,932

JAPAN

AIRLINES

     11,000 Japan Airlines System Corp                                    24,002
                                                                         $24,002

AUTO PARTS & EQUIPMENT
     10,000 Bridgestone Corp                                             135,748
      7,200 DENSO Corp                                                   114,109
                                                                        $249,857

AUTOMOBILES

     10,800 Honda Motor Co Ltd                                           409,244
     33,200 Nissan Motor Co Ltd                                          317,415
     42,500 Toyota Motor Corp                                          1,100,763
                                                                      $1,827,422

BUILDING MATERIALS
     14,000 Asahi Glass Co Ltd                                            86,862
                                                                         $86,862

CHEMICALS

      5,100 Shin-Etsu Chemical Co Ltd                                    174,141
     20,000 Sumitomo Chemical Co                                          62,794
                                                                        $236,935

COMPUTER HARDWARE & SYSTEMS
     23,000 Fujitsu Ltd                                                   94,241
      1,600 TDK Corp                                                      79,017
                                                                        $173,258

COSMETICS & PERSONAL CARE
      7,000 Kao Corp                                                     130,294
                                                                        $130,294

DISTRIBUTORS

     19,000 Mitsubishi Corp                                              131,809
     19,000 Mitsui & Co Ltd                                               95,257
     13,000 Sumitomo Corp                                                 59,979
                                                                        $287,045

ELECTRIC COMPANIES
      8,800 Chubu Electric Power Co Inc                                  160,500
      4,600 Chugoku Electric Power Co Ltd                                 70,643
     11,500 Kansai Electric Power Co Inc                                 181,395
      5,800 Kyushu Electric Power Co                                      90,279
      6,200 Tohoku Electric Power                                         91,703
     15,300 Tokyo Electric Power Co Inc                                  292,430
                                                                        $886,950

ELECTRONIC INSTRUMENT & EQUIP
      1,200 Advantest Corp                                                53,167
      1,900 Fanuc Ltd                                                     94,149
     40,000 Hitachi Ltd                                                  169,561
        520 Keyence Corp                                                  95,274
      2,100 Kyocera Corp                                                 120,150
     28,000 Matsushita Electric Industrial Co Ltd                        277,260
     26,000 Mitsubishi Electric Corp                                      84,447
      3,900 Murata Manufacturing Co Ltd                                  153,304
     20,000 NEC Corp                                                      99,938
     23,000 Sanyo Electric Co Ltd                                         78,726
      2,000 Secom Co Ltd                                                  58,630
     13,000 Sharp Corp                                                   166,837
     13,820 Sony Corp                                                    389,020
      9,000 Sumitomo Electric Industries Ltd                              65,734
     38,000 Toshiba Corp                                                 130,702
                                                                      $2,036,899

ELECTRONICS - SEMICONDUCTOR
      2,100 Tokyo Electron Ltd                                            99,513
                                                                         $99,513

FINANCIAL SERVICES
        600 Aiful Corp                                                    25,584
      1,400 Orix Corp                                                     77,418
      1,000 Promise Co Ltd                                                37,393
        960 Takefuji Corp                                                 49,809
                                                                        $190,204

FOOD & BEVERAGES
      8,000 Ajinomoto Co                                                  76,619
     12,000 Kirin Brewery Co Ltd                                          84,347
                                                                        $160,966

FOREIGN BANKS
         50 Mitsubishi Tokyo Financial Group                             226,109
        126 Mizuho Financial Group Inc*                                   99,583
         70 Sumitomo Mitsui Financial Group Inc                          152,738
     12,000 Sumitomo Trust & Banking Co Ltd                               41,474
         33 UFJ Holdings Inc                                              48,370
                                                                        $568,274

GOLD, METALS & MINING
      7,100 JFE Holdings Inc                                             106,433
     84,000 Nippon Steel Corp                                            115,428
                                                                        $221,861

HARDWARE & TOOLS
      6,000 Matsushita Electric Works                                     35,528
                                                                         $35,528

HEALTH CARE RELATED
      3,500 Daiichi Pharmaceutical Co Ltd                                 45,588
      3,600 Eisai  Ltd                                                    74,054
                                                                        $119,642

INSURANCE RELATED
         22 Millea Holdings Inc*                                         168,195
     24,000 Mitsui Marine & Fire Insurance Co Ltd                        111,330
     12,000 Yasuda Fire & Marine Insurance                                65,459
                                                                        $344,984

INVESTMENT BANK/BROKERAGE FIRM
     21,000 Daiwa Securities Group Inc                                   120,675
     23,000 Nikko Securities Co Ltd                                       92,326
     30,000 Nomura Securities Co Ltd                                     380,762
     25,000 Yamaichi Securities Co Ltd @*                                      0
                                                                        $593,763

LEISURE & ENTERTAINMENT
        600 Oriental Land Co Ltd                                          26,284
                                                                         $26,284

MACHINERY

        800 SMC Corp                                                      67,358
                                                                         $67,358

MANUFACTURING

     55,000 Mitsubishi Heavy Industries Ltd                              142,453
                                                                        $142,453

MEDICAL PRODUCTS
      1,400 Hoya Corp                                                     96,423
                                                                         $96,423

OFFICE EQUIPMENT & SUPPLIES
     10,000 Canon Inc                                                    458,880
      8,000 Ricoh Co Ltd                                                 130,718
                                                                        $589,598

PAPER & FOREST PRODUCTS
         13 Nippon Unipac Holding                                         50,777
                                                                         $50,777

PERSONAL LOANS
      1,200 ACOM Co Ltd                                                   43,373
                                                                         $43,373

PHARMACEUTICALS

      4,000 Fujisawa Pharmaceutical Co Ltd                                74,953
      5,500 Sankyo Co Ltd                                                 65,684
      3,000 Taisho Pharmaceutical Co Ltd                                  43,323
      9,700 Takeda Chemical Industries Ltd                               357,868
      5,700 Yamanouchi Pharmaceutical Co Ltd                             148,582
                                                                        $690,410

PHOTOGRAPHY/IMAGING

      6,000 Fuji Photo Film Co Ltd                                       173,392
                                                                        $173,392

PRINTING & PUBLISHING
      9,000 Dai Nippon Printing Co Ltd                                    95,191
      8,000 Toppan Printing Co Ltd                                        57,298
                                                                        $152,489

RAILROADS

         14 Central Japan Railway Co                                     100,271
         48 East Japan Railway Co                                        213,467
     21,000 Kinki Nippon Railway*                                         54,566
         16 West Japan Railway Co                                         60,629
                                                                        $428,933

REAL ESTATE

     16,000 Mitsubishi Estate Co Ltd                                     108,332
     13,000 Mitsui Fudosan                                                83,040
      8,000 Sekisui House Ltd                                             60,629
                                                                        $252,001

RETAIL

      5,000 Ito-Yokado Co Ltd                                            119,717
      4,100 Jusco Co                                                      93,900
     18,000 Nippon Oil Co                                                 78,101
      5,000 Seven - Eleven Japan Co Ltd                                  124,506
                                                                        $416,224

TELEPHONE & TELECOMMUNICATIONS
         21 Japan Telecom Holdings Co Ltd                                 63,835
         51 KDDI                                                         197,502
         16 NTT Data Corp                                                 49,303
        322 NTT DoCoMo Inc                                               697,231
         52 Nippon Telegraph & Telephone Corp                            203,973
                                                                      $1,211,844

TEXTILES

      5,000 Shiseido Co Ltd                                               48,595
                                                                         $48,595

TOBACCO

         10 Japan Tobacco Inc                                             54,050
                                                                         $54,050

TOYS

      1,700 Nintendo Co Ltd                                              123,598
                                                                        $123,598

TRANSPORTATION

      5,000 Suzuki Motor Ltd                                              65,043
      6,000 Yamato Transport Co Ltd                                       66,408
                                                                        $131,451

UTILITIES

     29,000 Osaka Gas Co                                                  71,730
     33,000 Tokyo Gas Co                                                  94,816
                                                                        $166,546

TOTAL JAPAN                --- 64.22%                                $13,140,058

KOREA

COMPUTER SOFTWARE & SERVICES
      1,720 LG Electronics Inc                                            71,709
                                                                         $71,709

ELECTRIC COMPANIES
      4,040 Korea Electric Power Corp                                     63,923
                                                                         $63,923

ELECTRONIC INSTRUMENT & EQUIP
      2,460 Samsung Electronics Co Ltd                                   731,101
                                                                        $731,101

ENGINEERING & CONSTRUCTION
      7,960 Hyundai Engineering & Construction Co Ltd*                    16,593
                                                                         $16,593

FOREIGN BANKS
      5,235 Kookmin Bank                                                 157,773
                                                                        $157,773

GOLD, METALS & MINING
      1,440 Pohang Iron & Steel Co Ltd                                   149,485
                                                                        $149,485

TELEPHONE & TELECOMMUNICATIONS
      2,254 KT Freetel*                                                   47,080
      4,776 Korea Telecom Corp                                            94,135
        690 SK Telecom Co Ltd                                            117,840
                                                                        $259,055

TOTAL KOREA                --- 7.09%                                  $1,449,639

NEW ZEALAND

AIRLINES

      3,884 Auckland Internatinal Airport Ltd                             13,939
                                                                         $13,939

ELECTRIC COMPANIES
      4,780 Contact Energy Ltd                                            14,132
                                                                         $14,132

HOTELS/MOTELS

      3,232 Sky City Entertainment Group Ltd                              17,843
                                                                         $17,843

PAPER & FOREST PRODUCTS
     14,568 Carter Holt Harvey Ltd                                        15,267
                                                                         $15,267

PRINTING & PUBLISHING
      2,890 Independent Newspapers Ltd                                     7,242
                                                                          $7,242

RETAIL

      2,629 Warehouse Group Ltd                                            7,973
                                                                          $7,973

TELEPHONE & TELECOMMUNICATIONS
     30,616 Telecom Corp of New Zealand Ltd                               93,922
                                                                         $93,922

UTILITIES

      3,252 NGC Holdings Ltd                                               2,989
                                                                          $2,989

TOTAL NEW ZEALAND          --- 0.85%                                    $173,307

SINGAPORE

AIRLINES

     10,000 Singapore Airlines Ltd                                        59,057
                                                                         $59,057

FOREIGN BANKS
     18,000 DBS Group Holdings Ltd                                       105,281
     15,000 Oversea-Chinese Banking Corp Ltd                              85,179
     19,000 United Overseas Bank Ltd                                     133,788
                                                                        $324,248

PRINTING & PUBLISHING
      6,000 Singapore Press Holdings Ltd                                  62,351
                                                                         $62,351

REAL ESTATE

     10,000 City Developments Ltd                                         25,213
                                                                         $25,213

TELEPHONE & TELECOMMUNICATIONS
     87,000 Singapore Telecommunications Ltd                              74,600
                                                                         $74,600

TOTAL SINGAPORE            --- 2.67%                                    $545,469

THAILAND

TELEPHONE & TELECOMMUNICATIONS
     17,905 TelecomAsia Corp Public Co Ltd (rights) @*                         0
                                                                              $0

TOTAL THAILAND             --- 0.00%                                          $0

TOTAL COMMON STOCK --- 97.50%                                        $19,948,717
(Cost $21,996,409)

PREFERRED STOCK

AUSTRALIA

BROADCAST/MEDIA

     38,621 News Corp Ltd (vtg)                                          238,032
                                                                        $238,032

TOTAL AUSTRALIA            --- 1.16%                                    $238,032

TOTAL PREFERRED STOCK --- 1.16%                                         $238,032
(Cost $220,079)

SHORT-TERM INVESTMENTS

UNITED STATES

U.S. GOVERNMENTS

    275,000 United States of America (1)                                 273,749
            0.920%, December 26, 2003

TOTAL UNITED STATES        --- 1.34%                                    $273,749

TOTAL SHORT-TERM INVESTMENTS --- 1.34%                                  $273,749
(Cost $273,749)

TOTAL INDEX PACIFIC PORTFOLIO --- 100%                               $20,460,498
(Cost $22,490,237)

Legend
(1) Collateral for Futures

@ Security has no market value at June 30, 2003.

* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003